Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,803,431	$ 1,329,130
Provisional adjustments on current year concentrate sales	18,687
Provisional adjustments on prior year concentrate sales	(3,262)
Revenue	1,818,856	1,322,581
Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	856,458	620,736
Provisional adjustments on current year concentrate sales	9,855
Provisional adjustments on prior year concentrate sales	4,425
Revenue	870,738	623,389
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	658,220	473,037
Provisional adjustments on current year concentrate sales	0
Provisional adjustments on prior year concentrate sales	0
Revenue	658,220	473,037
Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	288,753	235,357
Provisional adjustments on current year concentrate sales	8,832
Provisional adjustments on prior year concentrate sales	(7,687)
Revenue	289,898	226,155
Gold revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,245,024	890,813
Provisional adjustments on current year concentrate sales		(2,459)
Gold revenue - doré | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	589,411	419,707
Provisional adjustments on current year concentrate sales		1,511
Gold revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	655,613	471,106
Provisional adjustments on current year concentrate sales		0
Gold revenue - doré | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Provisional adjustments on current year concentrate sales		(3,970)
Gold revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	458,134	347,469
Gold revenue - concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	251,586	190,884
Gold revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gold revenue - concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	206,548	156,585
Silver revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,948	5,739
Silver revenue - doré | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,341	3,808
Silver revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,607	1,931
Silver revenue - doré | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	52,791	40,588
Silver revenue - concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,120	6,337
Silver revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,671	34,251
Lead concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,624	20,216
Lead concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,624	20,216
Zinc concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,910	24,305
Zinc concentrate | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 21,910	24,305
Other Metals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional adjustments on prior year concentrate sales		(4,090)
Other Metals | Turkiye
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional adjustments on prior year concentrate sales		1,142
Other Metals | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional adjustments on prior year concentrate sales		0
Other Metals | Greece
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional adjustments on prior year concentrate sales		$ (5,232)